RISK MANAGEMENT - Consolidated Credit Risk Exposure (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Risk Management
Total financial assets with credit risk	$ 234,896,707	$ 213,376,687
Total exposure to credit risk outside of the statement of financial position	30,925,681	27,223,238
Total maximum exposure to credit risk	265,822,388	240,599,925
Cash and cash equivalentss
Risk Management
Total financial assets with credit risk	21,955,901	16,531,811
Trading Derivatives
Risk Management
Total financial assets with credit risk	768,686	328,392
Hedging Derivatives
Risk Management
Total financial assets with credit risk	30,138	55,261
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Risk Management
Total financial assets with credit risk	3,762,978	2,650,536
Financial assets at fair value through profit or loss, category [member]
Risk Management
Total financial assets with credit risk	31,256
Financial assets at fair value through other comprehensive income, category [member]
Risk Management
Total financial assets with credit risk	18,935,757
Financial assets available-for-sale, category [member]
Risk Management
Total financial assets with credit risk		17,790,127
Financial assets at amortised cost, category [member]
Risk Management
Total financial assets with credit risk	2,972,616
Held-to-maturity investments, category [member]
Risk Management
Total financial assets with credit risk		2,899,039
Commercial loans | Loan and other accounts receivable
Risk Management
Total financial assets with credit risk	102,408,977	99,428,894
Consumer | Loan and other accounts receivable
Risk Management
Total financial assets with credit risk	55,455,064	50,382,895
Mortgage | Loan and other accounts receivable
Risk Management
Total financial assets with credit risk	18,592,103	16,151,299
Microcredit | Loan and other accounts receivable
Risk Management
Total financial assets with credit risk	425,697	409,688
Other accounts receivable FVTPL | Loan and other accounts receivable
Risk Management
Total financial assets with credit risk	2,488,414	2,282,611
Other accounts receivable at amortized cost | Loan and other accounts receivable
Risk Management
Total financial assets with credit risk	7,069,120	4,466,134
Financial guarantee contracts
Risk Management
Total exposure to credit risk outside of the statement of financial position	3,446,601	3,495,921
Credit Commitments
Risk Management
Total exposure to credit risk outside of the statement of financial position	$ 27,479,080	$ 23,727,317